AST LARGE-CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.4%
Common Stocks — 95.9%
Aerospace & Defense — 1.8%
General Dynamics Corp.	3,493	$741,110
Howmet Aerospace, Inc.	74,351	2,299,676
Lockheed Martin Corp.	1,029	397,492
Northrop Grumman Corp.	3,255	1,530,892
TransDigm Group, Inc.	1,800	944,676
		5,913,846
Air Freight & Logistics — 0.3%
FedEx Corp.	7,836	1,163,411
Airlines — 0.3%
Alaska Air Group, Inc.*	6,400	250,560
Southwest Airlines Co.*	29,500	909,780
		1,160,340
Auto Components — 0.2%
American Axle & Manufacturing Holdings, Inc.*	20,700	141,381
BorgWarner, Inc.	12,200	383,080
Goodyear Tire & Rubber Co. (The)*	6,000	60,540
		585,001
Automobiles — 2.0%
Ford Motor Co.	92,003	1,030,434
General Motors Co.	2,800	89,852
Tesla, Inc.*	21,042	5,581,390
		6,701,676
Banks — 4.9%
Bank of America Corp.	103,897	3,137,689
Bar Harbor Bankshares	2,143	56,832
Citigroup, Inc.	31,010	1,292,187
Citizens Financial Group, Inc.	7,600	261,136
CNB Financial Corp.	4,516	106,442
JPMorgan Chase & Co.	30,881	3,227,064
M&T Bank Corp.	2,900	511,328
SmartFinancial, Inc.	2,839	70,152
Truist Financial Corp.	81,118	3,531,878
U.S. Bancorp	15,343	618,630
Wells Fargo & Co.	93,319	3,753,290
		16,566,628
Beverages — 2.6%
Coca-Cola Co. (The)	64,291	3,601,582
Constellation Brands, Inc. (Class A Stock)	1,000	229,680
Diageo PLC (United Kingdom)	31,789	1,338,111
PepsiCo, Inc.	13,222	2,158,624
Pernod Ricard SA (France)	6,972	1,279,042
		8,607,039
Biotechnology — 3.6%
AbbVie, Inc.	32,625	4,378,601
Amgen, Inc.	800	180,320
Catalyst Pharmaceuticals, Inc.*	9,100	116,753
Gilead Sciences, Inc.	13,231	816,220
Horizon Therapeutics PLC*	3,900	241,371
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Moderna, Inc.*	3,600	$425,700
Regeneron Pharmaceuticals, Inc.*	2,615	1,801,395
United Therapeutics Corp.*	500	104,690
Vertex Pharmaceuticals, Inc.*	13,394	3,878,099
		11,943,149
Building Products — 1.3%
Johnson Controls International PLC	33,942	1,670,625
Masco Corp.(a)	24,189	1,129,384
Trane Technologies PLC	8,471	1,226,686
UFP Industries, Inc.	2,200	158,752
		4,185,447
Capital Markets — 3.2%
Ameriprise Financial, Inc.	3,835	966,228
Bank of New York Mellon Corp. (The)	6,727	259,124
Charles Schwab Corp. (The)	18,333	1,317,593
Goldman Sachs Group, Inc. (The)	10,474	3,069,406
Morgan Stanley	25,175	1,989,077
Nasdaq, Inc.	33,646	1,907,055
S&P Global, Inc.	4,257	1,299,875
		10,808,358
Chemicals — 1.7%
Dow, Inc.	9,833	431,964
DuPont de Nemours, Inc.	19,891	1,002,506
Eastman Chemical Co.	9,982	709,221
LyondellBasell Industries NV (Class A Stock)	14,991	1,128,522
PPG Industries, Inc.	14,701	1,627,254
Sherwin-Williams Co. (The)	3,502	717,035
		5,616,502
Commercial Services & Supplies — 0.2%
Waste Management, Inc.	3,600	576,756
Communications Equipment — 0.7%
Arista Networks, Inc.*	5,800	654,762
Cisco Systems, Inc.	41,526	1,661,040
		2,315,802
Construction Materials — 0.3%
Eagle Materials, Inc.	2,443	261,840
Vulcan Materials Co.	5,656	892,008
		1,153,848
Consumer Finance — 0.3%
Capital One Financial Corp.	10,820	997,279
Containers & Packaging — 0.8%
Ball Corp.	12,059	582,691
Crown Holdings, Inc.	14,784	1,197,948
International Paper Co.	14,400	456,480
Westrock Co.	17,360	536,250
		2,773,369
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc. (Class B Stock)*	5,326	1,422,149
A1

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	67,327	$1,032,796
Verizon Communications, Inc.	71,371	2,709,957
		3,742,753
Electric Utilities — 2.1%
American Electric Power Co., Inc.	12,469	1,077,945
Avangrid, Inc.	2,200	91,740
Edison International	12,139	686,825
Exelon Corp.	25,781	965,756
NextEra Energy, Inc.	34,393	2,696,755
Xcel Energy, Inc.	22,603	1,446,592
		6,965,613
Electrical Equipment — 1.3%
AMETEK, Inc.	8,995	1,020,123
Atkore, Inc.*	11,301	879,331
Eaton Corp. PLC	16,597	2,213,376
Encore Wire Corp.(a)	2,409	278,336
		4,391,166
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	2,600	174,096
Corning, Inc.	19,787	574,218
TE Connectivity Ltd. (Switzerland)	10,616	1,171,582
		1,919,896
Energy Equipment & Services — 0.5%
Baker Hughes Co.(a)	63,653	1,334,167
Halliburton Co.	12,386	304,943
		1,639,110
Entertainment — 0.9%
Electronic Arts, Inc.	17,293	2,000,973
Walt Disney Co. (The)*	10,048	947,828
Warner Bros. Discovery, Inc.*	19,700	226,550
		3,175,351
Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	8,969	1,925,644
Apple Hospitality REIT, Inc.	9,700	136,382
DiamondRock Hospitality Co.	23,500	176,485
Equinix, Inc.	2,266	1,288,991
iStar, Inc.	9,800	90,748
National Health Investors, Inc.	2,300	130,019
Prologis, Inc.	23,856	2,423,770
Public Storage	200	58,562
Rayonier, Inc.(a)	23,507	704,505
SBA Communications Corp.	1,709	486,467
Service Properties Trust	9,500	49,305
Simon Property Group, Inc.	1,103	98,994
Ventas, Inc.	5,400	216,918
Weyerhaeuser Co.	5,225	149,226
		7,936,016
Food & Staples Retailing — 0.9%
Albertson’s Cos., Inc. (Class A Stock)	39,958	993,356
Costco Wholesale Corp.	3,786	1,788,014
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Kroger Co. (The)	8,090	$353,938
		3,135,308
Food Products — 1.3%
Archer-Daniels-Midland Co.	10,227	822,762
Bunge Ltd.	5,686	469,493
Kraft Heinz Co. (The)	13,799	460,197
Mondelez International, Inc. (Class A Stock)	17,288	947,901
Pilgrim’s Pride Corp.*	13,600	313,072
Tyson Foods, Inc. (Class A Stock)	20,306	1,338,774
		4,352,199
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	9,889	956,860
Baxter International, Inc.	9,058	487,864
Becton, Dickinson & Co.	8,199	1,826,983
Boston Scientific Corp.*	45,698	1,769,883
Edwards Lifesciences Corp.*	1,800	148,734
Intuitive Surgical, Inc.*	3,761	704,962
Medtronic PLC	30,927	2,497,355
Zimmer Biomet Holdings, Inc.	3,200	334,560
		8,727,201
Health Care Providers & Services — 3.5%
Centene Corp.*	11,278	877,541
Cigna Corp.	10,891	3,021,926
CVS Health Corp.	16,507	1,574,273
Elevance Health, Inc.	1,612	732,235
McKesson Corp.	1,700	577,779
Molina Healthcare, Inc.*	188	62,010
UnitedHealth Group, Inc.	9,485	4,790,304
		11,636,068
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.*	470	772,309
Chipotle Mexican Grill, Inc.*	90	135,248
Hilton Worldwide Holdings, Inc.	3,588	432,785
Marriott International, Inc. (Class A Stock)	11,071	1,551,490
McDonald’s Corp.	12,588	2,904,555
Starbucks Corp.	1,100	92,686
		5,889,073
Household Products — 0.8%
Colgate-Palmolive Co.	14,324	1,006,261
Kimberly-Clark Corp.	12,563	1,413,840
Procter & Gamble Co. (The)	2,473	312,216
		2,732,317
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	6,461	146,019
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	13,177	2,200,164
Insurance — 1.2%
American International Group, Inc.	14,683	697,149
Chubb Ltd.	10,473	1,904,829

A2

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The)	3,257	$201,738
Progressive Corp. (The)	7,543	876,572
Reinsurance Group of America, Inc.	3,923	493,553
		4,173,841
Interactive Media & Services — 5.7%
Alphabet, Inc. (Class A Stock)*	133,277	12,747,945
Alphabet, Inc. (Class C Stock)*	43,991	4,229,735
Meta Platforms, Inc. (Class A Stock)*	14,017	1,901,827
Snap, Inc. (Class A Stock)*	15,903	156,167
		19,035,674
Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.*	73,028	8,252,164
Duluth Holdings, Inc. (Class B Stock)*(a)	44,753	315,061
		8,567,225
IT Services — 4.9%
Accenture PLC (Class A Stock)	3,329	856,552
Amdocs Ltd.	21,773	1,729,865
Automatic Data Processing, Inc.	2,640	597,142
Cognizant Technology Solutions Corp. (Class A Stock)	2,718	156,122
Fidelity National Information Services, Inc.	17,949	1,356,406
Fiserv, Inc.*	16,240	1,519,577
International Business Machines Corp.	3,923	466,092
Mastercard, Inc. (Class A Stock)	20,913	5,946,402
SS&C Technologies Holdings, Inc.	5,423	258,948
Visa, Inc. (Class A Stock)(a)	20,027	3,557,796
		16,444,902
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc.	800	97,240
Danaher Corp.	7,330	1,893,266
ICON PLC*	8,193	1,505,710
Illumina, Inc.*	2,318	442,251
IQVIA Holdings, Inc.*	675	122,269
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	17,642	450,400
Thermo Fisher Scientific, Inc.	4,311	2,186,496
		6,697,632
Machinery — 1.2%
Altra Industrial Motion Corp.	2,961	99,549
Deere & Co.	5,033	1,680,468
Fortive Corp.	16,628	969,412
Hillenbrand, Inc.	1,698	62,351
Mueller Industries, Inc.(a)	2,409	143,191
PACCAR, Inc.	13,444	1,125,128
		4,080,099
Media — 0.6%
Cable One, Inc.(a)	628	535,716
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Comcast Corp. (Class A Stock)	50,892	$1,492,662
		2,028,378
Metals & Mining — 0.0%
Steel Dynamics, Inc.	603	42,783
Multiline Retail — 1.5%
Dollar General Corp.	13,582	3,257,778
Target Corp.	11,348	1,683,930
		4,941,708
Multi-Utilities — 0.3%
Sempra Energy	6,300	944,622
Oil, Gas & Consumable Fuels — 3.6%
Cheniere Energy, Inc.	2,088	346,420
Chevron Corp.	7,812	1,122,350
ConocoPhillips	38,465	3,936,508
CONSOL Energy, Inc.	16,700	1,074,144
Diamondback Energy, Inc.	1,300	156,598
Exxon Mobil Corp.	16,695	1,457,640
Marathon Petroleum Corp.	2,147	213,262
Murphy Oil Corp.	12,400	436,108
Phillips 66	3,100	250,232
Pioneer Natural Resources Co.(a)	8,969	1,942,058
Valero Energy Corp.	11,600	1,239,460
		12,174,780
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,302	281,102
Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	57,348	4,076,869
Eli Lilly & Co.	5,351	1,730,246
Jazz Pharmaceuticals PLC*	900	119,961
Johnson & Johnson	27,690	4,523,438
Merck & Co., Inc.	43,890	3,779,807
Pfizer, Inc.	53,039	2,320,987
Zoetis, Inc.	6,092	903,383
		17,454,691
Professional Services — 0.5%
CoStar Group, Inc.*	12,800	891,520
Leidos Holdings, Inc.	8,233	720,140
		1,611,660
Road & Rail — 1.3%
Canadian Pacific Railway Ltd. (Canada)(a)	18,590	1,240,325
Norfolk Southern Corp.	8,666	1,816,827
Old Dominion Freight Line, Inc.	1,287	320,167
Uber Technologies, Inc.*	30,912	819,168
		4,196,487
Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices, Inc.*	18,969	1,201,876
Analog Devices, Inc.	8,385	1,168,366
ASML Holding NV (Netherlands)	962	399,567

A3

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Broadcom, Inc.	4,032	$1,790,248
Enphase Energy, Inc.*	4,000	1,109,880
Intel Corp.	54,504	1,404,568
Microchip Technology, Inc.	16,897	1,031,224
Micron Technology, Inc.	2,517	126,102
NXP Semiconductors NV (China)	20,524	3,027,495
Photronics, Inc.*	25,200	368,424
QUALCOMM, Inc.	3,705	418,591
Teradyne, Inc.	8,949	672,517
Texas Instruments, Inc.	10,210	1,580,304
		14,299,162
Software — 8.8%
Adobe, Inc.*	6,352	1,748,070
Autodesk, Inc.*	1,500	280,200
Cadence Design Systems, Inc.*	7,200	1,176,696
Check Point Software Technologies Ltd. (Israel)*	5,725	641,315
Microsoft Corp.	92,210	21,475,709
Oracle Corp.	2,943	179,729
Paycom Software, Inc.*	3,500	1,154,965
Roper Technologies, Inc.	1,218	438,042
Salesforce, Inc.*	6,592	948,193
Synopsys, Inc.*	4,538	1,386,404
		29,429,323
Specialty Retail — 1.5%
Asbury Automotive Group, Inc.*	400	60,440
AutoNation, Inc.*	903	91,988
Best Buy Co., Inc.	2,900	183,686
Chico’s FAS, Inc.*	10,400	50,336
Genesco, Inc.*	1,000	39,320
Group 1 Automotive, Inc.	895	127,869
Home Depot, Inc. (The)	7,265	2,004,704
Lowe’s Cos., Inc.	4,620	867,682
O’Reilly Automotive, Inc.*	819	576,044
Tractor Supply Co.	5,444	1,011,931
Ulta Beauty, Inc.*	200	80,238
		5,094,238
Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	107,040	14,792,928
Textiles, Apparel & Luxury Goods — 0.7%
LVMH Moet Hennessy Louis Vuitton SE (France)	2,066	1,218,061
NIKE, Inc. (Class B Stock)	8,972	745,753
PVH Corp.	5,062	226,778
		2,190,592
Tobacco — 0.2%
Philip Morris International, Inc.	6,500	539,565
Trading Companies & Distributors — 0.2%
Boise Cascade Co.	6,208	369,128
GMS, Inc.*	2,300	92,023
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Veritiv Corp.*	2,500	$244,425
		705,576

Total Common Stocks (cost $364,417,247)		320,805,822
Exchange-Traded Funds — 2.5%
iShares Core S&P 500 ETF	11,878	4,260,045
SPDR S&P 500 ETF Trust	9,010	3,218,192
Vanguard Dividend Appreciation ETF	6,954	939,902

Total Exchange-Traded Funds (cost $10,333,500)		8,418,139

Total Long-Term Investments (cost $374,750,747)		329,223,961
Short-Term Investments — 3.9%
Affiliated Mutual Fund — 2.1%
PGIM Institutional Money Market Fund (cost $7,253,982; includes $7,235,674 of cash collateral for securities on loan)(b)(we)	7,259,497	7,254,415

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
3.106%	12/15/22	260	258,488
(cost $258,330)

	Shares
Unaffiliated Fund — 1.7%
Dreyfus Government Cash Management (Institutional Shares)	5,716,332	5,716,332
(cost $5,716,332)

Total Short-Term Investments (cost $13,228,644)		13,229,235

TOTAL INVESTMENTS—102.3% (cost $387,979,391)		342,453,196

Liabilities in excess of other assets(z) — (2.3)%		(7,727,741)

Net Assets — 100.0%		$334,725,455

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

A4

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,000,742; cash collateral of $7,235,674 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
18	S&P 500 E-Mini Index	Dec. 2022	$3,241,350	$(125,320)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5